As filed with the Securities and Exchange Commission on September 6, 2012

Investment Company Act File Number 811-4922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)             (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-830-5200

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1: Report to Stockholders

California Daily Tax Free Income Fund, Inc.
Shareholder Letter

:	Overview

The money market mutual fund industry has undoubtedly had a tough go thus far in 2012. Flux in the global cash markets continues to dominate the headlines, bank downgrades have become a market moving event in and of themselves, and Europe still seems to be a million miles away from curing its woes, which continues to add residual negative effects on the U.S. economy and municipalities. Yet, with all the tumult across the pond, the Moody’s ratings action, and looming regulatory reform, money market funds continue to do exactly what they have been doing for the past 40 years—providing daily liquidity and capital preservation. As always, this is where we focus our efforts.

:	California Daily Tax Free Income Fund

Our California Daily Tax Free Income Fund continued to perform well and our focus on credit in the tax-exempt/municipal space has never been keener. Three California municipalities filed for Chapter 9 bankruptcy protection in the first half of 2012; San Bernardino, Mammoth Lakes, and Stockton, a community of 292,000, which on June 28th, became the largest U.S. city to file for bankruptcy. The Fund had no exposure to the California bankruptcies and all of our other positions in California paper are backed by acceptable banks’ letters of credit (LOCs), which fully guarantee the payment of principal and interest. California’s troubles will hopefully be the exception and not the rule regarding the financial health of municipalities across the United States. Overall municipal credit quality has improved this year compared to 2011 and our portfolio is invested in several municipalities that continue to demonstrate strong fiscal discipline while reporting steady growth in tax receipt revenue. We are finding good value in select school districts and are finding steady yields in variable rate demand notes due to the increased demand for this paper.

As we progress through the year, we will continue to overlay our rigid credit process that carefully balances the need for liquidity with acceptable rates of return. We are keeping a close watch on how the uncertainty in the direction of the economy impacts states and other municipalities, particularly as it relates to its effect on Federal aid allocations.

:	Conclusion

The first half of 2012 played out as we had expected—volatility resulting from Moody’s downgrades, continued worries about the Eurozone, and continued talk of money fund reform. Regardless of what comes our way in the second half, our four decades of experience will be the guide that enables us to adapt proactively, execute proficiently, and maintain the credit discipline that shareholders expect from us. We promise to keep our shareholders informed, manage our portfolio in a consistently conservative way, and deliver value through any market environment. We appreciate your trust in us and welcome any questions you may have.

Sincerely,

Michael P. Lydon

President

California Daily Tax Free Income Fund, Inc.
Expense Chart For The Six Months Ended June 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.09	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.77	$1.11	0.22%

Class B Shares	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.16	0.23%

California Tax Exempt Liquidity Fund (“Advantage Shares”)	Beginning Account Value 1/01/12	Ending Account Value 6/30/12	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.16	0.23%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (January 1, 2012 through June 30, 2012), multiplied by 182/366 (to reflect the most recent fiscal half-year).

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2012 (Unaudited)

Face Amount		Value (Note 1)

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (12.49%)
$1,914,800	Lakeland CSD of Shrub Oak Westchester County, NY BAN for Vehicles 2011, 0.75%, 08/31/12	$1,915,594

2,542,048	Lansing CSD Tomkins County, NY GO BAN School District Bonds Series 2011, 0.97%, 08/23/12	2,543,977

3,425,000	Nanuet Union Free School District Rockland County, NY BAN for Tax Refund Payment – 2011, 0.65%, 10/26/12	3,428,799

1,825,000	Orchard Park CSD Erie County, NY BAN 2011, 0.72%, 12/14/12	1,829,349

900,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN, 0.65%, 09/20/12	901,186

1,550,000	School District of Edgerton, WI TRAPN, 0.60%, 10/10/12	1,551,696

1,650,000	School District of Maple, WI TRAPN 2011, 0.65%, 11/01/12	1,651,920

2,900,000	School District of the Menomonie Area Dunn and St. Croix Counties, WI TRAPN, 0.75%, 09/19/12	2,901,569

1,175,000	School District of Three Lakes, WI TRAN, 0.75%, 08/20/12	1,175,398

5,975,000	Sun Prairie Area School District, WI TRAPN, 0.70%, 10/26/12	5,980,691

1,100,000	Unified School District of Antigo,WI TRAPN, 0.65%, 10/29/12	1,101,252

1,792,436	Victor CSD Ontario, Monroe & Wayne Counties, NY BAN School Bus Purchases 2011, 0.74%, 09/28/12	1,794,640

26,749,284	Total Tax Exempt General Obligation Notes and Bonds	26,776,071

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (81.90%)
$3,400,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations RB (On Look Senior Health Services) – Series 2008, LOC Wells Fargo Bank, N.A., 0.13%, 08/01/38	$3,400,000

4,700,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations Refunding and RB (Valley Christian Schools), LOC Bank of America, N.A., 0.30%, 11/01/32	4,700,000

1,800,000	Association for Bay Area Government Finance Authority for Nonprofit Corporations (Sharp Healthcare) – Series 2009D, LOC Citibank, N.A., 0.24%, 08/01/35	1,800,000

2,190,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2007 Series A-1, LOC Bank of America, N.A., 0.18%, 04/01/47	2,190,000

6,700,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2008 Series A-1, LOC JPMorgan Chase Bank, N.A., 0.12%, 04/01/45	6,700,000

2,000,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – 2008 Series E-1, LOC Bank of Tokyo Mitsubishi, UFJ, 0.12%, 04/01/45	2,000,000

10,400,000	Bay Area Toll Authority San Francisco, CA (Bay Area Toll Bridge) RB – Series 2001A, LOC Barclays Bank, PLC, 0.11%, 04/01/36	10,400,000

9,750,000	BB&T Municipal Trust Floater Certificates Series 2011, LOC Branch Banking & Trust Company, 0.18%, 09/01/22	9,750,000

3,000,000	California HFFA RB (Adventist Hospital/West Sutter Health Revolving–Loan Pool) – Series 1991A, LOC U.S. Bank, N.A., 0.14%, 08/01/21	3,000,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$7,900,000	California HFFA RB (Catholic Healthcare West Loan Program) – Series 2011C, LOC Bank of Montreal, 0.12%, 03/01/47	$7,900,000

2,130,000	California HFFA RB (Catholic Healthcare West Loan Program) – 2005 Series I, LOC Bank of America, N.A., 0.26%, 07/01/35	2,130,000

4,800,000	California HFFA RB (Scripps Health) – Series 2010B, LOC JPMorgan Chase Bank, N.A., 0.15%, 10/01/40	4,800,000

9,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company) – Series 2009B, LOC Mizuho Corporate Bank LTD., 0.13%, 11/01/26	9,000,000

5,975,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009A, LOC Mizuho Corporate Bank LTD., 0.13%, 11/01/26	5,975,000

4,040,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009D, LOC Sumitomo Mitsui Banking Corporation, 0.13%, 12/01/16	4,040,000

5,000,000	California Municipal Finance Authority RB (La Sierra University) – Series 2008A, LOC Wells Fargo Bank, N.A., 0.13%, 08/01/28	5,000,000

6,800,000	California Statewide Communities Development Authority RB (Chadwick School) – Series 2002, LOC JPMorgan Chase Bank, N.A., 0.20%, 10/01/29	6,800,000

9,200,000	California Statewide Communities Development Authority RB (The Master's College) – Series 2007, LOC U.S. Bank, N.A., 0.20%, 02/01/37	9,200,000

2,800,000	California Statewide Communities Development Authority RB (The Pegasus School) – Series 2003, LOC Bank of America, N.A., 0.51%, 09/01/28	2,800,000

5,745,000	Chino Basin Regional Financing Authority RRB (Inland Empire Utilities Agency) – Series 2008B, LOC Lloyds TSB Bank PLC, 0.20%, 06/01/32	5,745,000

635,000	City of Irvine, CA Assessment District No. 89-10 Improvement Bonds (Orange County, California), LOC State Street Bank & Trust Company/California State Teachers Retirement System, 0.16%, 09/02/15	635,000

7,300,000	City of Ontario, CA Multifamily Housing RRB (Park Centre Apartments) – Series 2005, 0.18%, 12/01/35	7,300,000

6,800,000	City of Upland, CA Apartment Development RRB (Mountain Springs) – Series 1998A, Collateralized by Federal National Mortgage Association, 0.19%, 11/15/28	6,800,000

4,000,000	Housing Authority of the County of Sacramento Multifamily Housing RRB (Ashford Park Apartments) 1996 Issue D, Collateralized by Federal National Mortgage Association, 0.14%, 07/15/29	4,000,000

3,000,000	Irvine Ranch Water District Series 1991 District No. 105, 250 and 290, LOC Bank of New York Mellon, N.A., 0.10%, 08/01/16	3,000,000

2,700,000	Irvine Ranch Water District Series 1995 District No. 105, 140, 240 and 250, LOC Sumitomo Mitsui Banking Corporation, 0.14%, 01/01/21	2,700,000

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2012 (Unaudited) (Continued)

Face Amount		Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (a) (CONTINUED)

$1,600,000	Kern Water Bank Authority RB Series 2003A, LOC Wells Fargo Bank, N.A., 0.13%, 07/01/28	$1,600,000

4,630,000	Lake Elsinore, CA Recreation Authority RRB (Public Facilities Project) – Series 2000A, LOC California State Teachers Retirement System/Union Bank of California, 0.19%, 02/01/32	4,630,000

10,500,000	Los Angeles County MTA Proposition C Sales Taxes RRB Series 2009 – C1, LOC Sumitomo Mitsui Banking Corporation, 0.14%, 07/01/25	10,500,000

5,600,000	Redevelopment Agency of the City of Pittsburg Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A, LOC State Street Bank & Trust Company/California State Teachers Retirement System, 0.15%, 09/01/35	5,600,000

1,500,000	Riverside County, CA 1985 COPs (ACES) Type One Series A, LOC State Street Bank & Trust Company, 0.16%, 12/01/15	1,500,000

2,000,000	San Bernardino County, CA Multifamily Mortgage RB (Parkview Place Apartments) – Series 2004A, Collateralized by Federal National Mortgage Association, 0.18%, 02/15/27	2,000,000

5,500,000	San Francisco, CA Redevelopment Agency of City & County (Fillmore Center) – Series A-1, Guaranteed by Federal Home Loan Mortgage Corporation, 0.18%, 12/01/17	5,500,000

1,400,000	Santa Clara County, CA El Camino California Hospital District Hospital Facility Authority Revenue (1985 Valley Medical Central Project) – Series A, LOC State Street Bank & Trust Company, 0.16%, 08/01/15	1,400,000

2,675,000	Santa Clara County, CA MHRB (Grove Garden Apartments) – Series 1997A, Collateralized by Federal National Mortgage Association, 0.15%, 02/15/27	2,675,000

1,445,000	South Bay Public Communication Authority RB (City of Manhattan Beach Project) – 2001 Series C, LOC Bank of America, N.A., 0.25%, 01/01/31	1,445,000

7,000,000	The Metropolitan Water District of Southern California Water RB 2000 Authorization Series B-3, LOC Wells Fargo Bank, N.A, 0.13%, 07/01/35	7,000,000

175,615,000	Total Tax Exempt Variable Rate Demand Instruments	175,615,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENT (a) (0.35%)

$740,000	Redevelopment Agency of the City of Morgan Hill (Kent Trust Project) – Series 1984B, LOC Wells Fargo Bank, N.A., 1.63%, 12/01/14	$740,000

740,000	Total Tax Exempt Variable Rate Demand Instruments – Private Placement	740,000

	Total Investments (94.74%) (cost $203,131,071†)	$203,131,071
	Cash and Other Assets, Net of Liabilities (5.26%)	11,287,620

	Net Assets (100.00%)	$214,418,691

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Schedule of Investments June 30, 2012 (Unaudited) (Continued)

FOOTNOTES:

(a)	Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

ACES	= Adjustable Convertible Extendable Securities	MTA	= Metropolitan Transportation Authority
BAN	= Bond Anticipation Notes	MHRB	= Multi-family Housing Revenue Bond
COP	= Certificates of Participation	RB	= Revenue Bond
CSD	= Central School District	RRB	= Refunding Revenue Bond
GO	= General Obligation	TRAN	= Tax and Revenue Anticipation Note
HFFA	= Health Facilities Financing Authority	TRAPN	= Tax and Revenue Anticipation Promissory Note
LOC	= Letter of Credit

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$176,355,000	86.82%
31 through 60 Days	3,719,375	1.83
61 through 90 Days	7,512,989	3.70
91 through 120 Days	10,961,186	5.40
121 through 180 Days	4,582,521	2.25
Over 180 Days	-0-	-0-
Total	$203,131,071	100.00%

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
California	$176,355,000	86.82%
New York	11,512,359	5.67
Wisconsin	15,263,712	7.51
Total	$203,131,071	100.00%

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Assets and Liabilities June 30, 2012 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$203,131,071
Cash	11,150,443
Accrued interest receivable	241,730
Prepaid Expenses	7,792

Total assets	214,531,036

:Liabilities
Payable to affiliates (Note 2)	19,746
Accrued expenses	92,430
Dividends payable	169

Total liabilities	112,345

Net assets	$214,418,691

:Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$214,414,905
Accumulated undistributed net investment income	3,709
Accumulated net realized gain (loss) on investments	77

Net assets	$214,418,691

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value
Class A Shares	$141,112,142	141,120,004	$1.00
Class B Shares	$9,415,421	9,415,946	$1.00
Advantage Shares	$63,891,128	63,894,688	$1.00

	$214,418,691	214,430,638

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statement of Operations Six Months Ended June 30, 2012 (Unaudited)

:Investment Income
INCOME:
Interest	$238,748

EXPENSES: (NOTE 2)
Investment management fee	305,641
Administration fee	213,949
Shareholder servicing fee (Class A)	137,495
Shareholder servicing fee (Advantage Shares)	74,943
Distribution fee (Advantage Shares)	134,897
Custodian expenses	6,963
Shareholder servicing and related shareholder expenses†	56,663
Legal, compliance and filing fees	27,439
Audit and accounting	50,086
Directors’ fees and expenses	11,629
Other expenses	5,792

Total expenses	1,025,497
Less: Fees waived (Note 2)	(796,936)

Net expenses	228,561

Net investment income	10,187

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	—

Increase in net assets from operations	$10,187

†	Includes class specific transfer agency expenses of $34,029 and $2,391 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Statements of Changes In Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
:Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$10,187	$8,176
Net realized gain on investments	—	77

Increase in net assets from operations	10,187	8,253

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:
Class A Shares	(6,873)	(3,506)
Class B Shares	(316)	(163)
Advantage Shares	(2,998)	(4,507)

Total dividends to shareholders	(10,187)	(8,176)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Class A Shares	7,813,259	14,248,021
Class B Shares	3,829,396	651,086
Advantage Shares	10,528,561	197,049

Total capital share transactions	22,171,216	15,096,156

Total increase/(decrease)	22,171,216	15,096,233

NET ASSETS:
Beginning of period	192,247,475	177,151,242

End of period	$214,418,691	$192,247,475

UNDISTRIBUTED NET INVESTMENT INCOME:	$3,709	$3,709

*	Designated as exempt-interest dividend for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights

	Six Month Ended June 30, 2012 (Unaudited)		Years Ended December 31,
:Class A shares			2011	2010	2009	2008	2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.000	0.012	0.027
Net realized and unrealized gain (loss) on investments	—		0.000	—	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.012	0.027

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.012)	(0.027)
Net realized gain on investments	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.012)	(0.027)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.00%	0.00%	1.22%	2.72%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$141,112		$133,298	$119,051	$137,818	$147,084	$218,833
Ratio to average net assets:
Net investment income	0.01%	(c)	0.00%	0.00%	0.40%	0.85%	0.88%
Expenses (net of fees waived) (b)	0.22%	(c)	0.24%	0.27%	0.00%	1.27%	2.69%
Management and administration fees waived	0.41%	(c)	0.39%	0.37%	0.30%	—	—
Shareholder servicing fees waived	0.20%	(c)	0.20%	0.20%	0.20%	0.01%	—
Transfer agency fees waived	0.05%	(c)	0.05%	0.04%	0.04%	—	—
Expenses paid indirectly	—		—	—	—	0.00%	0.00%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Month Ended June 30, 2012 (Unaudited)		Years Ended December 31,
:Class B shares			2011	2010	2009	2008	2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.000	0.014	0.029
Net realized and unrealized gain (loss) on investments	—		0.000	—	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.014	0.029

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.014)	(0.029)
Net realized gain on investments	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.014)	(0.029)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.00%	0.01%	1.43%	2.95%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$9,416		$5,586	$4,935	$2,964	$5,509	$19,008
Ratio to average net assets:
Net investment income	0.01%	(c)	0.00%	0.00%	0.41%	0.64%	0.67%
Expenses (net of fees waived) (b)	0.23%	(c)	0.24%	0.28%	0.01%	1.58%	2.92%
Management and administration fees waived	0.41%	(c)	0.39%	0.37%	0.30%	—	—
Transfer agency fees waived	0.05%	(c)	0.05%	0.05%	0.05%	—	—
Expenses paid indirectly	—		—	—	—	0.00%	0.00%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc. Financial Highlights (Continued)

	Six Month Ended June 30, 2012 (Unaudited)		Years Ended December 31,
:Advantage shares			2011	2010	2009	2008	2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.000	0.000	0.011	0.026
Net realized and unrealized gain (loss) on investments	—		0.000	—	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.011	0.026

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.000)	(0.000)	(0.011)	(0.026)
Net realized gain on investments	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.011)	(0.026)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.01%	0.01%	1.12%	2.58%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$63,891		$53,363	$53,165	$60,203	$65,567	$54,924
Ratio to average net assets:
Net investment income	0.01%	(c)	0.01%	0.01%	0.42%	0.95%	1.02%
Expenses (net of fees waived) (b)	0.23%	(c)	0.24%	0.26%	0.01%	1.12%	2.55%
Management and administration fees waived	0.41%	(c)	0.39%	0.37%	0.30%	—	—
Distribution and shareholder servicing fees waived	0.70%	(c)	0.70%	0.70%	0.70%	0.36%	0.30%
Expenses paid indirectly	—		—	—	—	0.00%	0.00%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.
Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2009-2011 and the six months period ended June 30, 2012, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended June 30, 2012, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the IRS.

In a low interest rate environment, such as the environment that existed at June 30, 2012, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of June 30, 2012, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$19,746

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

For the period ended June 30, 2012, the following fees were waived by the Manager, Distributor and Reich & Tang Services, Inc. (the “TA”):

Management fees	$209,701
Administration fees	203,949
Distribution fees – Advantage shares	134,897
Shareholder servicing fees – Class A shares	137,495
Shareholder servicing fees – Advantage shares	74,943
Transfer agency fees – Class A shares	34,373
Transfer agency fees – Class B shares	1,578

Total fees waived	$796,936

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $65,000 and a fee of $3,750 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $15,000, payable quarterly and the Audit Committee Chairman and the Compliance Committee Chairman each receive an additional annual fee of $10,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended June 30, 2012, the Transfer Agency fees were fully waived.

As of June 30, 2012, no Directors and Officers had investments in the Fund.

3: Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended June 30, 2012, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases	$22,900,000
Sales	11,000,000
Gains/(Losses)	-0-

4: Compensating Balance Arrangement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

4: Compensating Balance Arrangement (Continued)

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the statement of operations.

5: Capital Stock

At June 30, 2012, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class A Shares
Sold	$174,900,301	$362,497,784
Issued on reinvestment of dividends	6,882	3,489
Redeemed	(167,093,924)	(348,253,252)

Net increase (decrease)	$7,813,259	$14,248,021

Class B Shares
Sold	$28,249,046	$54,810,174
Issued on reinvestment of dividends	292	162
Redeemed	(24,419,942)	(54,159,250

Net increase (decrease)	$3,829,396	$651,086

Advantage Shares
Sold	$66,208,337	$99,961,079
Issued on reinvestment of dividends	2,835	4,507
Redeemed	(55,682,611)	(99,768,537)

Net increase (decrease)	$10,528,561	$197,049

6: Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 83% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

California Daily Tax Free Income Fund, Inc. Notes to the Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using significant unobservable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2012:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$203,131,071	$-0-

Total	$-0-	$203,131,071	$-0-

For the period ended June 30, 2012, there was no Level 1 or Level 3 investments.

9. Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used and a narrative description of the valuation processes in place will be required. ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

California Daily Tax Free Income Fund, Inc.
Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

Distributor

Reich & Tang Distributors, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

CA 06/12SA

California Daily Tax Free Income Fund, Inc.

The Notice of the Reich & Tang Privacy policy is included with this Shareholder Report but is not part of the Shareholder Report

Semi-Annual Report

June 30, 2012

(Unaudited)

Item 2:   Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:   Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:   Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:   Audit Committee of Listed Registrants

Not applicable.

Item 6:   Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:   Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date:  September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date:  September 6, 2012

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date:  September 6, 2012

*	Print the name and title of each signing officer under his or her signature.